Commitments And Contingencies (Details) - 6 months ended Jun. 30, 2026 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Commitments and Contingencies Disclosure [Abstract]
Individual claim	$ 10,073	₪ 30,000
Unlawfuly diluted damages amount	54,889	163,459
Sale at less market price damages	78,693	234,349
Damage amount	$ 133,605	₪ 397,875